Segment Information - Long Lived Assets and Total Assets of Business Segments (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Premiums and other receivables	$ 757,377	$ 449,252
Prepaid reinsurance premiums	100,300	50,878
Reinsurance recoverable on unpaid losses	911,046	950,828
Deferred commission and other acquisition costs	111,791	60,112
Goodwill and intangible assets, net	341,679	156,915
Other assets	2,174,298	1,169,530
Total assets	4,396,491	2,837,515
Property and Casualty
Segment Reporting Information [Line Items]
Premiums and other receivables	732,442	434,433
Prepaid reinsurance premiums	100,300	50,878
Reinsurance recoverable on unpaid losses	911,046	950,828
Deferred commission and other acquisition costs	104,090	59,048
Goodwill and intangible assets, net	249,322	93,769
Other assets	0	0
Total assets	2,097,200	1,588,956
Accident and Health
Segment Reporting Information [Line Items]
Premiums and other receivables	24,935	14,819
Prepaid reinsurance premiums	0	0
Reinsurance recoverable on unpaid losses	0	0
Deferred commission and other acquisition costs	7,701	1,064
Goodwill and intangible assets, net	92,357	63,146
Other assets	0	0
Total assets	124,993	79,029
Corporate and Other
Segment Reporting Information [Line Items]
Premiums and other receivables	0	0
Prepaid reinsurance premiums	0	0
Reinsurance recoverable on unpaid losses	0	0
Deferred commission and other acquisition costs	0	0
Goodwill and intangible assets, net	0	0
Other assets	2,174,298	1,169,530
Total assets	$ 2,174,298	$ 1,169,530